Matthews Asia Innovators FundMarch 31, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 94.7%
	Shares	Value
China/Hong Kong: 44.1%
Tencent Holdings, Ltd.	241,800	$15,450,042
Alibaba Group Holding, Ltd.	730,000	12,078,567
PDD Holdings, Inc. ADR[b]	83,408	9,871,337
Trip.com Group, Ltd. ADR	135,033	8,585,398
Meituan Class Bb,c,d	311,200	6,262,113
BYD Co., Ltd. H Shares	122,500	6,202,975
NAURA Technology Group Co., Ltd. A Shares	93,999	5,407,922
DiDi Global, Inc. ADR[b]	996,552	4,823,312
Innovent Biologics, Inc.[b,c,d]	750,500	4,515,650
KE Holdings, Inc. A Shares	560,300	3,788,316
Tencent Music Entertainment Group ADR	242,934	3,500,679
Contemporary Amperex Technology Co., Ltd. A Shares	97,600	3,409,628
Ping An Insurance Group Co. of China, Ltd. A Shares	471,400	3,352,312
WuXi AppTec Co., Ltd. H Shares[c,d]	352,700	3,149,709
Midea Group Co., Ltd. A Shares	273,100	2,951,926
Kanzhun, Ltd. ADR[b]	140,106	2,685,832
Full Truck Alliance Co., Ltd. ADR	199,585	2,548,700
JD.com, Inc. ADR	59,742	2,456,591
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	500,103	2,454,790
Kuaishou Technology[b,c,d]	349,200	2,448,787
Advanced Micro-Fabrication Equipment, Inc. China A Shares	93,773	2,387,760
Techtronic Industries Co., Ltd.	130,500	1,563,948
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	36,900	1,188,619
Total China/Hong Kong		111,084,913

India: 18.7%
Zomato, Ltd.[b]	3,863,196	9,074,998
HDFC Bank, Ltd.	283,132	6,035,302
MakeMyTrip, Ltd.[b]	59,567	5,836,970
ICICI Bank, Ltd.	369,654	5,810,230
Bharti Airtel, Ltd.	186,443	3,769,185
Bajaj Finance, Ltd.	32,101	3,344,564
Infosys, Ltd.	164,595	3,015,966
Cholamandalam Investment and Finance Co., Ltd.	169,633	3,003,558
HDFC Asset Management Co., Ltd.[c,d]	54,927	2,569,831
Reliance Industries, Ltd.	171,216	2,545,525
Neuland Laboratories, Ltd.	14,295	2,008,031
Total India		47,014,160

Taiwan: 14.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	825,000	23,234,467
MediaTek, Inc.	84,000	3,620,438

	Shares	Value
Alchip Technologies, Ltd.	32,000	$2,697,520
Lotes Co., Ltd.	62,000	2,623,316
ASPEED Technology, Inc.	24,000	2,222,535
Chroma ATE, Inc.	128,000	1,118,504
Total Taiwan		35,516,780

Singapore: 8.9%
Sea, Ltd. ADR[b]	149,723	19,537,354
Grab Holdings, Ltd. Class Ab	653,206	2,959,023
Total Singapore		22,496,377

South Korea: 7.9%
Samsung Electronics Co., Ltd.	176,815	7,009,914
Coupang, Inc.[b]	222,204	4,872,934
NAVER Corp.	22,526	2,943,783
SK Hynix, Inc.	20,168	2,688,516
Hyundai Motor Co.	17,554	2,371,018
Total South Korea		19,886,165

Vietnam: 1.0%
FPT Corp.	514,755	2,448,916
Total Vietnam		2,448,916

Total Investments: 94.7%		238,447,311
(Cost $209,720,507)
CASH AND OTHER ASSETS, LESS LIABILITIES: 5.3%		13,277,894
Net Assets: 100.0%		$251,725,205

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2025, the aggregate value is $18,946,090, which is 7.53% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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